Pledged Assets	12 Months Ended
Dec. 31, 2012
Pledged Assets [Abstract]
PLEDGED ASSETS

7.  Pledged Assets

The Bank must maintain sufficient qualifying collateral with the Federal Home Loan Bank (FHLB), in order to secure borrowings. Therefore, a Master Collateral Agreement has been entered into which pledges all mortgage related assets as collateral for future borrowings. Mortgage related assets could include loans or investment securities. As of December 31, 2012, the amount of loans included in qualifying collateral was $195,252,000, for a collateral value of $127,136,000. No investment securities are included in qualifying collateral as of December 31, 2012.